PIMCO Short Duration Municipal Income Fund Expense Example, No Redemption - PIMCO Short Duration Municipal Income Fund	Mar. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 298
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	622
Expense Example, No Redemption, 10 Years	1,111
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,175
C-2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	676
Expense Example, No Redemption, 10 Years	$ 1,350